Note 8 - Segment Information	9 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
Note 8
.
Segment Information

We have two reportable segments, medical and industrial. Each of these operating segments has unique characteristics. Management evaluates the revenue and profitability performance of each of our product lines to make operating and strategic decisions. We have no intersegment revenue.

Our medical segment
designs, develops, manufactures, and markets our advanced line of endoscopy-based products, including our state-of-the-art flexible endoscopes, and our EndoSheath technology (referred to as a sheath or EndoSheath disposable) for a variety of specialties and markets.

Our industrial segment,
through our wholly-owned subsidiary Machida, designs, manufactures, and sells borescopes to a variety of users, primarily in the aircraft engine manufacturing and aircraft engine maintenance industries. A borescope is an instrument that uses optical fibers for the visual inspection of narrow cavities. Our borescopes are used to inspect aircraft engines, casting parts and ground turbines, among other items.

The following table presents key financial highlights, by reportable segments:

Three Months Ended December 31, 2014	Medical	Industrial	Adjustments*	Consolidated
Net sales	$3,855	$1,065	$-	$4,920
Gross profit	1,448	455	-	1,903
Operating (loss)/income	(1,567)	122	-	(1,445)
Interest expense, net	(114)	-	-	(114)
Depreciation and amortization	147	1	-	148
Stock-based compensation expense	206	7	-	213
Expenditures for fixed assets	30	-	-	30

As of December 31, 2014
Total assets	11,661	2,291	(2,532)	11,420

Three Months Ended December 31, 2013
Net sales	$3,586	$921	$-	$4,507
Gross profit	996	382	-	1,378
Operating (loss)/income	(1,676)	198	-	(1,478)
Interest expense, net	(58)	-	-	(58)
Depreciation and amortization	168	2	-	170
Stock-based compensation expense	160	11	-	171
Expenditures for fixed assets	7	-	-	7

As of December 31, 2013
Total assets	11,736	1,591	(1,842)	11,485

Nine M onths Ended December 31, 2014	Medical	Industrial	Adjustments*	Consolidated
Net sales	$10,182	$2,600	$-	$12,782
Gross profit	3,369	941	-	4,310
Operating (loss)/income	(4,841)	77	-	(4,764)
Interest expense, net	(303)	-	-	(303)
Depreciation and amortization	461	5	-	466
Stock-based compensation expense	534	28	-	562
Expenditures for fixed assets	47	-	-	47

Nine Months Ended December 31, 2013
Net sales	$10,013	$2,114	$-	$12,127
Gross profit	2,770	883	-	3,653
Operating (loss)/income	(5,408)	258	-	(5,150)
Interest expense, net	(142)	-	-	(142)
Depreciation and amortization	523	9	-	532
Stock-based compensation expense	469	30	-	499
Expenditures for fixed assets	53	-	-	53

	As of December 31 ,
* Adjustments	2014	2013
Intercompany eliminations	$(1,846)	$(1,156)
Investment in subsidiaries	(686)	(686)
Total adjustments	$(2,532)	$(1,842)